Net Loss per Share and Net Loss per Unit (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	Based on the amounts outstanding at June 30, 2023 (Successor), the Company excluded the following financial instruments from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Successor Period:
Anti-Dilutive Instrument	June 30, 2023 (Successor)
Public Warrants	8,624,974
Private Placement Warrants	10,900,000
Earnout Shares	986,775
BHES Bonus Shares	2,068,416
Unvested Class A OpCo Units	1,119,198
Class A OpCo Units	136,392,072
Class B OpCo Units	6,638,125
Total	166,729,560
Based on the amounts outstanding at June 30, 2022 (Predecessor), the Company excluded the following potential membership interests from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Predecessor Period:
Anti-Dilutive Instrument	June 30, 2022 (Predecessor)
Profits Interests	450,013
Member Loan Share Options	34,588
Occidental Petroleum Share Options	711,111
Total	1,195,712

Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the period from June 8, 2023 through June 30, 2023 (Successor):

Class A
Numerator
Net loss	$(110,586)
Net loss attributable to shareholders	$(35,017)
Denominator
Weighted-average number shares outstanding, basic and diluted	67,404,794
Net loss per share attributable to shareholders, basic and diluted	$(0.52)

The following table sets forth the computation of the Company’s basic and diluted net loss per unit for the three month and six month periods ended June 30, 2022 (Predecessor) and for the period from January 1, 2023 through June 7, 2023 (Predecessor), respectively:

	Period from April 1 – June 7, 2023 (Predecessor)	Period from January 1 – June 7, 2023 (Predecessor)	Three Months Ended June 30, 2022 (Predecessor)	Six Months Ended June 30, 2022 (Predecessor)
Numerator:
Net loss	$(17,109)	$(34,176)	$(13,767)	$(25,114)
Net loss attributable to membership interest holders	(17,109)	(34,176)	(13,767)	(25,114)
Denominator:
Weighted-average number membership interests outstanding, basic and diluted	3,791,634	3,766,871	3,715,971	3,685,699
Net loss per unit attributable to membership interest holders, basic and diluted	$(4.51)	$(9.07)	$(3.70)	$(6.81)